Summary Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Basic Balanced Fund
The following information replaces in its entirety the fourth, fifth and sixth paragraphs under the heading “Principal Investment Strategies of the Fund”:
“In selecting equity securities for investment, the Fund focuses primarily on the security’s potential for income and capital growth. The Adviser may invest to a larger degree in larger capitalization companies that it believes possess characteristics for improved valuation. Under current market conditions, the Adviser generally defines large capitalization companies by reference to those companies with capitalizations within or above those companies represented in the Russell 1000® Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although the Fund may invest to a larger degree in larger capitalization companies, the Fund may invest in securities of small or medium-sized companies, which often are subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Such companies typically are also subject to a greater degree of change in earnings and business prospects than are larger, more established companies.
The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or the factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.”
The following information supersedes and replaces in its entirety the portfolio manager table under the heading “Management of the Fund” of the prospectus, as supplemented May 12, 2010:

“Portfolio Managers	Title	Length of Service

Thomas Bastian	Senior Portfolio Manager (lead)	2010
Chuck Burge	Senior Portfolio Manager	2009
John Craddock	Senior Portfolio Manager	2010
Cynthia Brien	Portfolio Manager	2009
Mark Laskin	Portfolio Manager	2010
Mary Jayne Maly	Portfolio Manager	2010
Sergio Marcheli	Portfolio Manager	2010
James Roeder	Portfolio Manager	2010”

Statutory Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Basic Balanced Fund
The following information replaces in its entirety the fourth, fifth and sixth paragraphs under the heading “Fund Summary - Principal Investment Strategies of the Fund”:
“In selecting equity securities for investment, the Fund focuses primarily on the security’s potential for income and capital growth. The Adviser may invest to a larger degree in larger capitalization companies that it believes possess characteristics for improved valuation. Under current market conditions, the Adviser generally defines large capitalization companies by reference to those companies with capitalizations within or above those companies represented in the Russell 1000® Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although the Fund may invest to a larger degree in larger capitalization companies, the Fund may invest in securities of small or medium-sized companies, which often are subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Such companies typically are also subject to a greater degree of change in earnings and business prospects than are larger, more established companies.
The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or the factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.”
The following information supersedes and replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY —Management of the Fund” of the prospectus, as supplemented May 12, 2010:

“Portfolio Managers	Title	Length of Service

Thomas Bastian	Senior Portfolio Manager (lead)	2010
Chuck Burge	Senior Portfolio Manager	2009
John Craddock	Senior Portfolio Manager	2010
Cynthia Brien	Portfolio Manager	2009
Mark Laskin	Portfolio Manager	2010
Mary Jayne Maly	Portfolio Manager	2010
Sergio Marcheli	Portfolio Manager	2010
James Roeder	Portfolio Manager	2010”
The following information replaces in its entirety the fifth, sixth, seventh, eighth and ninth paragraphs under the heading “Investment Objective, Strategies, Risks and Portfolio Holdings — Objective and Strategies”:
“In equity selecting securities for investment, the Fund focuses primarily on the security’s potential for income and capital growth. The Adviser may invest to a larger degree in larger capitalization companies that it believes possess characteristics for improved valuation. Under current market conditions, the Adviser generally defines large capitalization companies by reference to those companies with capitalizations within or above those companies represented in the Russell 1000® Index. As of December 31,

1

2009, these market capitalizations ranged between $263 million and $332.7 billion. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although the Fund may invest to a larger degree in larger capitalization companies, the Fund may invest in securities of small or medium-sized companies, which often are subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Such companies typically are also subject to a greater degree of change in earnings and business prospects than are larger, more established companies.
The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or the factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.
In selecting fixed-income securities, the portfolio managers utilize top-down decisions which take into account economic and market trends and bottom-up analysis of individual bond issuers and securities. Fund managers begin with an appropriate benchmark index in structuring the portfolio and determine appropriate risk factors to use in managing the Fund relative to that benchmark. Managers utilize recommendations from a globally interconnected team of independent specialists who employ a bottom-up approach and provide macro-level investment recommendations on such factors as duration, yield curve positioning and sector allocations, as well as individual security selection decisions. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. Decisions will typically depend on economic fundamentals, credit-related fundamentals, market supply and demand dynamics, market dislocations, and situation-specific opportunities.”
The following information supersedes and replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus, as supplemented May 12, 2010:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Bastian, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2003 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Chuck Burge, Senior Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.

•	Mark Laskin, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1992 to 2010, she was associated with Van Kampen Asset Management in an investment management capacity.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

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•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1999 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

3

Summary Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Basic Value Fund
The following information replaces in its entirety the third paragraph and corresponding bullets under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
     “The portfolio managers emphasize a value style of investing seeking well-established, undervalued companies. The portfolio managers generally seek to indentify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The portfolio managers’ style presents the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.”
The following information replaces in its entirety the first sentence of the fourth paragraph under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
     “The portfolio managers seek to achieve capital appreciation by constructing a diversified portfolio of securities that are under valued in the opinion of the portfolio managers.”
The following information supersedes and replaces in its entirety the portfolio manager table under the heading “Management of the Fund” of the prospectus, as supplemented May 12, 2010:

“Portfolio Managers	Title	Length of Service

Jason Leder	Portfolio Manager (lead)	2010
Devin Armstrong	Portfolio Manager	2010
Kevin Holt	Portfolio Manager	2010
Matthew Seinsheimer	Portfolio Manager	2001
James Warwick	Portfolio Manager	2010”

Statutory Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Basic Value Fund
The following information replaces in its entirety the third paragraph and corresponding bullets under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
     “The portfolio managers emphasize a value style of investing seeking well-established, undervalued companies. The portfolio managers generally seek to indentify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The portfolio managers’ style presents the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.”
The following information replaces in its entirety the first sentence of the fourth paragraph under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
     “The portfolio managers seek to achieve capital appreciation by constructing a diversified portfolio of securities that are under valued in the opinion of the portfolio managers.”
The following information supersedes and replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund” of the prospectus, as supplemented May 12, 2010:

“Portfolio Managers	Title	Length of Service

Jason Leder	Portfolio Manager (lead)	2010
Devin Armstrong	Portfolio Manager	2010
Kevin Holt	Portfolio Manager	2010
Matthew Seinsheimer	Portfolio Manager	2001
James Warwick	Portfolio Manager	2010”
The following information replaces in its entirety the fourth paragraph and corresponding bullets under the heading “Investment Objective, Strategies, Risks and Portfolio Holdings — Objective and Strategies”:
     “The portfolio managers emphasize a value style of investing seeking well-established, undervalued companies. The portfolio managers generally seek to indentify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The portfolio managers’ style presents the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.”
The following information replaces in its entirety the first sentence of the sixth paragraph under the heading “Investment Objective, Strategies, Risks and Portfolio Holdings — Objective and Strategies”:
     “The portfolio managers seek to achieve capital appreciation by constructing a diversified portfolio of securities that are under valued in the opinion of the portfolio managers.”

1

The following information supersedes and replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus, as supplemented May 12, 2010:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Jason Leder, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1995 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. and/or Van Kampen Asset Management in an investment management capacity.

•	Devin Armstrong, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. and/or Van Kampen Asset Management in an investment management capacity. Prior to 2007, he was associated with Morgan Stanley Investment Advisors Inc. and/or Van Kampen Asset Management in a research capacity.

•	Kevin Holt, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1999 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. and/or Van Kampen Asset Management in an investment management capacity.

•	Matthew Seinsheimer, Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

•	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2007, he was associated with Morgan Stanley Investment Advisors, Inc. and/or Van Kampen Asset Management in an investment management capacity.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

2

Summary Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Diversified Income Fund
The following information replaces in its entirety the portfolio manager table under the heading “Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Chuck Burge	Senior Portfolio Manager	2009
John Craddock	Senior Portfolio Manager	2010
Peter Ehret	Senior Portfolio Manager	2006
Darren Hughes	Senior Portfolio Manager	2006
Cynthia Brien	Portfolio Manager	2009”

Statutory Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Diversified Income Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Chuck Burge	Senior Portfolio Manager	2009
John Craddock	Senior Portfolio Manager	2010
Peter Ehret	Senior Portfolio Manager	2006
Darren Hughes	Senior Portfolio Manager	2006
Cynthia Brien	Portfolio Manager	2009”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
•	“Chuck Burge, Senior Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Peter Ehret, Senior Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 2001.

•	Darren Hughes, Senior Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1992.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.”
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Summary Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Financial Services Fund
The following information replaces in its entirety the portfolio manager table under the heading “Management of the Fund”:

“Portfolio Manager	Title	Length of Service

Meggan Walsh	Senior Portfolio Manager	2004”

Statutory Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Financial Services Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Manager	Title	Length of Service

Meggan Walsh	Senior Portfolio Manager	2004”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Manager” in the prospectus:
     “The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Meggan Walsh, Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 1991.
     More information on the portfolio manager may be found at www.invesco.com. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Summary Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Large Cap Growth Fund
The following information replaces in its entirety the fourth, fifth, sixth and seventh paragraphs under the heading “Principal Investment Strategies of the Fund”:
“The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. The portfolio manager seeks to identify companies with above-average growth potential, a catalyst for growth in revenues and/or earnings, strong management, reasonable valuations and strong or improving fundamentals.
The portfolio manager considers whether to sell a particular security when he determines it no longer satisfies his investment criteria.”
The following information replaces in its entirety the portfolio manager table under the heading “Management of the Fund”:

“Portfolio Manager	Title	Length of Service

Erik Voss	Senior Portfolio Manager	2010”

Statutory Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Large Cap Growth Fund
The following information replaces in its entirety the fourth, fifth, sixth and seventh paragraphs under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
“The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. The portfolio manager seeks to identify companies with above-average growth potential, a catalyst for growth in revenues and/or earnings, strong management, reasonable valuations and strong or improving fundamentals.
The portfolio manager considers whether to sell a particular security when he determines it no longer satisfies his investment criteria.”
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Manager	Title	Length of Service

Erik Voss	Senior Portfolio Manager	2010”
The following information replaces in its entirety the fifth, sixth, seventh and eighth paragraphs under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISK AND PORTFOLIO HOLDINGS — Objective and Strategies”:
“The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. In selecting individual securities for investment, the portfolio manager then looks to identify large companies that he believes display certain characteristics, including but not limited to, one or more of the following:
•	Strong or improving company fundamentals;

•	Strong management;

•	Market earnings expectations are at or below the investment manager’s estimates;

•	Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

•	Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

•	Potential for above-average growth.
The Fund will generally sell a stock when:
•	The investment manager believes that the company fundamentals have deteriorated;

•	The company’s catalyst for growth is already reflected in the stock’s price (i.e., the stock is fully valued); and/or

•	The investment manager’s price target has been met.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Manager” in the prospectus:
     “The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Erik Voss, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2006, he was a portfolio manager with Wells Capital Management.
     More information on the portfolio manager may be found at www.invesco.com. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

1

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Dividend Growth Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Meggan Walsh	Senior Portfolio Manager (lead)	2010
Jonathan Harrington	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Meggan Walsh, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.

•	Jonathan Harrington, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for
Series I and Series II shares of the Fund listed below:
Invesco V.I. Global Dividend Growth Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Ingrid Baker	Portfolio Manager	2010
W. Lindsay Davidson	Portfolio Manager	2010
Erik Granade	Portfolio Manager	2010
Sargent McGowan	Portfolio Manager	2010
Anuja Singha	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1984.

•	Erik Granade, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1996.

•	Sargent McGowan, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.

•	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. High Yield Securities Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Peter Ehret	Senior Portfolio Manager (lead)	2010
Darren Hughes	Senior Portfolio Manager	2010
Scott Roberts	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Peter Ehret, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

•	Darren Hughes, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Institutional and/or its affiliates since 2000.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. S&P 500 Index Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Merrill Martin	Portfolio Manager	2010
Glen Murphy	Portfolio Manager	2010
Daniel Tsai	Portfolio Manager	2010
Anne Unflat	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Merrill Martin, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2007. He began his career in 2006 with Greenbaum and Orecchio Inc.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Select Dimensions Dividend Growth Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Meggan Walsh	Senior Portfolio Manager (lead)	2010
Jonathan Harrington	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Meggan Walsh, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.

•	Jonathan Harrington, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Merrill Martin	Portfolio Manager	2010
Glen Murphy	Portfolio Manager	2010
Daniel Tsai	Portfolio Manager	2010
Anne Unflat	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Merrill Martin, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2007. He began his career in 2006 with Greenbaum and Orecchio Inc.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco Van Kampen V.I. Capital Growth Fund
The following information replaces in its entirety the first paragraph under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
“Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing in a portfolio of growth-oriented companies. The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. The portfolio manager seeks to identify companies with above-average growth potential, a catalyst for growth in revenues and/or earnings, strong management, reasonable valuations and strong or improving fundamentals.
     The portfolio manager considers whether to sell a particular security when he determines it no longer satisfies his investment criteria.”
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Manager	Title	Length of Service

Erik Voss	Senior Portfolio Manager	2010”
The following information replaces in its entirety the first and second paragraphs appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies and Risks” of the prospectus:
“Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in a portfolio of securities consisting primarily of common stocks that the Adviser believes have above-average potential for capital growth. The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. In selecting individual securities for investment, the portfolio manager then looks to identify large companies that he believes display certain characteristics, including but not limited to, one or more of the following:
•	Strong or improving company fundamentals;

•	Strong management;

•	Market earnings expectations are at or below the investment manager’s estimates;

•	Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

•	Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

•	Potential for above-average growth.
The Fund will generally sell a stock when:
•	The investment manager believes that the company fundamentals have deteriorated;

•	The company’s catalyst for growth is already reflected in the stock’s price (i.e., the stock is fully valued); and/or

•	The investment manager’s price target has been met.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Manager” of the prospectus:
“The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

1

•	Erik Voss, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2006, he was a portfolio manager with Wells Capital Management.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

2

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco Van Kampen V.I. Comstock Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Kevin Holt	Portfolio Manager (lead)	2010 (predecessor fund 1999)
Devin Armstrong	Portfolio Manager	2010 (predecessor fund 2007)
Jason Leder	Portfolio Manager	2010 (predecessor fund 1999)
Matthew Seinsheimer	Portfolio Manager	2010
James Warwick	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Kevin Holt, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Holt served as Portfolio Manager of the predecessor fund since 1999. Mr. Holt was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).

•	Devin Armstrong, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong served as Portfolio Manager of the predecessor fund since 2007. Mr. Armstrong was associated with Van Kampen Asset Management in an investment management capacity (July 2007 to 2010). Prior to July 2007, he was associated with Van Kampen Asset Management in a research capacity (August 2004 to July 2007).

•	Jason Leder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Leder served as Portfolio Manager of the predecessor fund since 1999. Mr. Leder was associated with Van Kampen Asset Management in an investment capacity (1995 to 2010).

•	Matthew Seinsheimer, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

•	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Prior to the commencement of the Fund, Mr. Warwick was associated with Van Kampen Asset Management in an investment management capacity (August 2004 to July 2007).
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco Van Kampen V.I. Global Value Equity Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Ingrid Baker	Portfolio Manager	2010
W. Lindsay Davidson	Portfolio Manager	2010
Erik Granade	Portfolio Manager	2010
Sargent McGowan	Portfolio Manager	2010
Anuja Singha	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1984.

•	Erik Granade, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1996.

•	Sargent McGowan, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.

•	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco Van Kampen V.I. High Yield Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Peter Ehret	Senior Portfolio Manager (lead)	2010
Darren Hughes	Senior Portfolio Manager	2010
Scott Roberts	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Peter Ehret, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

•	Darren Hughes, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Institutional and/or its affiliates since 2000.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts they manage.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco Van Kampen V.I. Mid Cap Value Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Thomas Copper	Portfolio Manager (lead)	2010 (predecessor fund 2005)
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
John Mazanec	Portfolio Manager	2010 (predecessor fund 2008)”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Manager” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Copper, (lead manager), Portfolio Manager, has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Copper served as Portfolio Manager of the predecessor fund since 2005. Prior to commencement of operations by the Fund, Mr. Copper was associated with Morgan Stanley Investment Management Inc. (1986 to 2010).

•	Sergio Marcheli, Portfolio Manager, who has responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2002 to 2010).

•	John Mazanec, Portfolio Manager, has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Mazanec served as Portfolio Manager of the predecessor fund since 2008. Prior to commencement of operations by the Fund, Mr. Mazanec was associated with Morgan Stanley Investment Management Inc. (June 2008 to 2010) and, prior to that, he was a portfolio manager at Wasatch Advisers.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco Van Kampen V.I. Value Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Kevin Holt	Portfolio Manager (lead)	2010 (predecessor fund 2003)
Devin Armstrong	Portfolio Manager	2010 (predecessor fund 2007)
Jason Leder	Portfolio Manager	2010 (predecessor fund 2003)
Matthew Seinsheimer	Portfolio Manager	2010
James Warwick	Portfolio Manager	2010 (predecessor fund 2007)”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Kevin Holt, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Holt served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Holt was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).

•	Devin Armstrong, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong served as Portfolio Manager of the predecessor fund since 2007. Prior to commencement of operations by the Fund, Mr. Armstrong was associated with Van Kampen Asset Management in an investment management capacity (July 2007 to 2010). Prior to July 2007, he was associated with Van Kampen Asset Management in a research capacity (August 2004 to July 2007).

•	Jason Leder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Leder served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Leder was associated with Van Kampen Asset Management in an investment capacity (1995 to 2010).

•	Matthew Seinsheimer, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

•	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Warwick served as Portfolio Manager of the predecessor fund since 2007. Prior to the commencement of the Fund, Mr. Warwick was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”